CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents (Note 2(e))	$ 14,841	$ 8,454
Accounts receivable trade, net (Note 2(f))	2,963	4,252
Due from a related party (Note 3(a))	$ 0	$ 5
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Inventories (Note 2(g))	$ 287	$ 334
Prepaid expenses and other assets, net (Note 6)	895	1,126
Insurance claims (Note 2(i))	1,058	0
Total current assets	20,044	14,171
FIXED ASSETS:
Vessels, net (Notes 2(j), 2(k) and 5)	71,100	63,672
Total fixed assets	71,100	63,672
OTHER NON-CURRENT ASSETS:
Deferred charges, net (Notes 2(m) and 2(z))	2,056	1,175
Equity method investment (Notes 2(h) and 4)	1,645	0
Total assets	94,845	79,018
CURRENT LIABILITIES:
Accounts payable, trade and other	405	281
Due to related parties (Notes 3(a) and 3(b))	$ 474	$ 410
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Dividends payable (Note 7(c))	$ 110	$ 240
Accrued liabilities	898	1,154
Unearned revenue (Note 2(o))	399	374
Total current liabilities	2,286	2,459
Commitments and contingencies (Note 6)
STOCKHOLDERS' EQUITY:
Preferred stock, $0.01 par value; 100,000,000 shares authorized, 520,459 issued and outstanding as of December 31, 2023, and 519,172 issued and outstanding as of December 31, 2022 (Note 7)	5	5
Common stock, $0.01 par value; 1,000,000,000 shares authorized; 7,448,601 issued and outstanding as of December 31, 2023, and 509,200 issued and outstanding as of December 31, 2022 (Note 7)	74	5
Additional paid-in capital (Note 7)	100,500	78,870
Accumulated deficit	(8,020)	(2,321)
Total stockholders' equity	92,559	76,559
Total liabilities and stockholders' equity	$ 94,845	$ 79,018